Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Income Taxes

10.	Income Taxes
10.1	Deferred income taxes

	12.31.24	12.31.23
Assets
Tax losses carryforward	2,543,398	2,532,720
Negative calculation basis (social contribution)	915,623	911,779

Temporary differences - Assets
Provisions for tax, civil and labor risks	394,642	365,381
Expected credit losses	215,626	176,776
Impairment on tax credits	54,853	55,253
Provision for other obligations	110,059	115,216
Write-down to net realizable value of inventories	10,248	19,627
Employees' benefits plan	133,783	137,947
Lease basis difference	256,418	189,753
Share-based payment	26,967	-
Other temporary differences	299,549	118,846
	4,961,166	4,623,298

Temporary differences - Liabilities
Goodwill amortization basis difference	(337,038)	(336,135)
Depreciation (useful life) basis difference	(1,118,093)	(863,896)
Business combination (1)	(959,663)	(971,832)
Monetary correction by Hyperinflation	(46,319)	(95,981)
Unrealized gains on derivatives, net	(120,326)	(127,036)
Unrealized fair value gains, net	(29,977)	(163,744)
Other temporary differences	(20,671)	(11,691)
	(2,632,087)	(2,570,315)

Total deferred taxes	2,329,079	2,052,983

Total Assets	2,331,012	2,113,108
Total Liabilities	(1,933)	(60,125)
	2,329,079	2,052,983
(1)	The deferred tax liability on business combination is substantially represented by the allocation of goodwill to property, plant and equipment, brands and contingent liabilities.

On December 31, 2024, the Company has tax losses at local income tax rates represent the amount of R$6,380,870 (R$6,782,499 for the year ended December 31, 2023). Of these amounts, R$3,459,022 (R$3,444,499 as at December 31, 2023) are recognized in assets, according to the expectation of recoverability over a ten-year period

The roll-forward of deferred income taxes, net, is set forth below:

	12.31.24	12.31.23
Beginning balance	2,052,983	2,454,998
Deferred income taxes recognized in income	(8,180)	244,172
Deferred income taxes recognized in other comprehensive income	282,988	(217,297)
Deferred income and social contribution taxes used in the leniency agreement	-	(435,128)
Other	1,288	6,238
Ending balance	2,329,079	2,052,983

10.2	Effective income tax rate reconciliation

	12.31.24	12.31.23	12.31.22

Income (loss) before taxes	5,049,873	(1,984,706)	(2,805,044)
Nominal tax rate	34%	34%	34%
Expenses at nominal tax rates	(1,716,957)	674,800	953,715
Adjustments to income taxes
Income from associates and joint ventures	(4,649)	(1,110)	366
Tax rate, GAAP and permanent differences on the results of a subsidiary	62,206	(536,428)	212,753
Effect of exchange rate variation on assets and liabilities of subsidiaries	922,204	(190,743)	(538,002)
Deferred tax assets not recognized	-	-	(967,103)
Interest on equity capital	389,640	-	-
Interest on taxes	74,652	140,056	83,235
Profits taxed by foreign jurisdictions	(329,147)	(110,655)	(31,400)
Tax paid on international subsidiaries	141,206	26,416	21,061
Recognition of tax assets from previous years	11,722	61,348	(77,964)
Provision for contingencies (1) (IRPJ and CSLL)	(977,277)	-	-
Other permanent differences	68,431	52,170	57,705
	(1,357,969)	115,854	(285,634)

Effective rate	26.9%	5.8%	-10.2%

Current tax	(1,349,789)	(128,318)	(77,574)
Deferred tax	(8,180)	244,172	(208,060)
(1)	Contingency reported in note 20.2.1.

Income tax returns in Brazil are subject to review by the tax authorities for a period of five years from the date of their delivery. The Company may be subject to additional collection of taxes, fines and interest as a result of these reviews. The results obtained by subsidiaries abroad are subject to taxation in accordance with the tax laws of each country.

Accounting policy:

Current income taxes: In Brazil it comprises income tax (“IRPJ“) and social contribution on profit (“CSLL“), which are calculated monthly based on taxable profit, after offsetting tax losses and negative social contribution base, limited to 30% of the taxable income, applying the rate of 15% plus an additional 10% for the IRPJ and 9% for the CSLL.

The results obtained from foreign subsidiaries are subject to taxation by the countries where they are based, according to applicable rates and legislation. In Brazil, these results suffer the effects of taxation on universal basis established by the Law No. 12,973 / 14. The Company analyzes the results of each subsidiary for the application of its Income Tax legislation, in order to respect the treaties signed by Brazil and avoid double taxation.

Deferred income taxes: These are recognized when there are tax credits and debits on tax losses and negative CSLL bases, as well as temporary differences between the tax base and the accounting base. Deferred tax assets and liabilities are classified as non-current. When the company's internal studies indicate that the future use of these credits over a 10-year horizon is not probable, the asset is derecognized (note 10.1).

Deferred tax assets and liabilities are presented net if there is enforceable legal right to be offset, and if they are under the responsibility of the same tax authority and under the same taxable entity.

Deferred tax assets and liabilities must be measured at the rates applicable in the year in which the asset is realized or the liability is settled, based on the tax rates that have been enacted or substantively enacted by the end of the reporting period.

In compliance with the interpretation ICPC 22 / IFRIC 23, the Company analyzed relevant tax decisions of higher courts and whether they conflict in any way with the positions adopted by the Company. Regarding the known uncertain tax positions, the Company reviewed the corresponding legal opinions and jurisprudence and did not identify impacts to be recorded.

The Company periodically assesses the positions taken in which there are uncertainties about the tax treatment adopted and sets up a provision when applicable.